SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Select Portfolios


(Name of Registrant)

File No. 2-69972



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Defense & Aerospace


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed: February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 4,563,878


Aggregate Price:        130,391,179

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 4,563,878


Aggregate Price:        130,391,179


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      130,391,179


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (89,310,784)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    41,080,395


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      12,448.60


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Software & Computer Services


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed: February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 15,817,143


Aggregate Price:        602,271,664

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 15,817,143


Aggregate Price:        602,271,664


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      602,271,664


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (566,265,440)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    36,006,224


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      10,910.98


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Computers


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 15,090,237


Aggregate Price:        693,050,301

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 15,090,237


Aggregate Price:        693,050,301


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      693,050,301


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (691,302,094)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    1,748,207


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      529.76


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Chemicals


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 3,276,834


Aggregate Price:        69,563,676


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 488,628


Aggregate Price:        20,444,184


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 8,573,995


Aggregate Price:        356,744,291

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 8,211,486


Aggregate Price:        339,611,033


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      339,611,033


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (339,611,033)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Industrial Equipment


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 3,014,081


Aggregate Price:        73,464,515


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 4,078,079


Aggregate Price:        104,037,673

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 4,078,079


Aggregate Price:        104,037,673


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      104,037,673


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (104,037,673)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Brokerage & Investment


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 1,119,521


Aggregate Price:        21,055,748


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 20,974,213


Aggregate Price:        518,994,728

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 19,854,692


Aggregate Price:        497,938,980


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      497,938,980


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (114,791,803)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    383,147,177


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      116,105.21


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Multimedia


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 1,705,147


Aggregate Price:        46,060,254

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 1,705,147


Aggregate Price:        46,060,254


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      46,060,254


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (46,060,254)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Biotechnology


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 14,949,630


Aggregate Price:        509,767,562

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 14,949,630


Aggregate Price:        509,767,562


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      509,767,562


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (509,767,562)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Regional Banks


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 3,987,133


Aggregate Price:        65,051,234


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 28,655,093


Aggregate Price:        826,819,548

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 24,667,960


Aggregate Price:        761,768,314


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      761,768,314


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (432,510,460)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    329,257,854


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      99,775.11


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Automotive


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 6,344,897


Aggregate Price:        140,983,609


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 348,861


Aggregate Price:        8,540,114


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 10,653,327


Aggregate Price:        259,017,608

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 9,803,178


Aggregate Price:        236,749,789


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      236,749,789


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (236,749,789)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Air Transportation


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 22,279,965


Aggregate Price:        445,120,355

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 22,279,965


Aggregate Price:        445,120,355


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      445,120,355


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (445,120,355)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select American Gold


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 5,594,732


Aggregate Price:        38,674,713


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 27,361,416


Aggregate Price:        765,001,645

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 27,361,416


Aggregate Price:        765,001,645


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      765,001,645


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (765,001,645)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Financial Services


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 357,724


Aggregate Price:        5,598,317


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 5,559,513


Aggregate Price:        414,617,857

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 5,201,789


Aggregate Price:        409,019,540


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      409,019,540


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (317,821,398)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    91,198,142


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      27,635.80


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Food & Agriculture


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 8,500,801


Aggregate Price:        352,192,900

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 8,500,801


Aggregate Price:        352,192,900


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      352,192,900


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (352,192,900)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Enviromental Services


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 5,748,502


Aggregate Price:        65,922,792


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 725,294


Aggregate Price:        9,762,463


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 9,702,564


Aggregate Price:        138,260,013

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 9,681,633


Aggregate Price:        131,078,192


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      131,078,192


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (131,078,192)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Energy Service


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 79,416,699


Aggregate Price:        1,577,803,017

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 79,416,699


Aggregate Price:        1,577,803,017


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      1,577,803,017


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (1,466,322,715)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    111,480,302


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      33,781.91


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Energy


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 4,924,674


Aggregate Price:        85,751,014


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 15,926,835


Aggregate Price:        349,783,485

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 12,698,556


Aggregate Price:        274,385,798


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      274,385,798


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (274,385,798)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Electronics


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 73,288,709


Aggregate Price:        2,448,081,572

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 73,288,709


Aggregate Price:        2,448,081,572


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      2,448,081,572


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (2,163,322,518)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    284,759,054


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      86,290.62


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Developing Communication


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 7,119,930


Aggregate Price:        147,668,247

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 7,119,930


Aggregate Price:        147,668,247


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      147,668,247


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (147,668,247)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Natural Gas


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 2,743,985


Aggregate Price:        36,028,520


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 33,893,761


Aggregate Price:        458,574,800

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 32,674,374


Aggregate Price:        434,506,274


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      434,506,274


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (434,506,274)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Precious Metals & Minerals


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 12,742,713


Aggregate Price:        147,564,358


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 744,604


Aggregate Price:        15,055,888


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 22,270,428


Aggregate Price:        437,668,209

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 22,270,428


Aggregate Price:        437,668,209


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      437,668,209


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (437,668,209)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Leisure


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 1,614,877


Aggregate Price:        40,472,210


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 2,448,394


Aggregate Price:        116,173,368

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 2,238,078


Aggregate Price:        105,536,133


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      105,536,133


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (105,536,133)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Construction & Housing


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 1,641,115


Aggregate Price:        34,072,204


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 6,700,143


Aggregate Price:        140,638,197

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 6,700,143


Aggregate Price:        140,638,197


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      140,638,197


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (140,638,197)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Medical Delivery


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 1,605,861


Aggregate Price:        44,145,120


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 8,625,762


Aggregate Price:        238,485,394

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 8,625,762


Aggregate Price:        238,485,394


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      238,485,394


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (238,485,394)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Health Care


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 6,443,923


Aggregate Price:        639,565,656

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 6,443,923


Aggregate Price:        639,565,656


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      639,565,656


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (639,565,656)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Paper & Forest Products


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 3,125,959


Aggregate Price:        66,926,772


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 4,033,269


Aggregate Price:        87,431,940

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 4,033,269


Aggregate Price:        87,431,940


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      87,431,940


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (87,431,940)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Consumer Industries


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 3,299,962


Aggregate Price:        64,851,376

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 3,299,962


Aggregate Price:        64,851,376


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      64,851,376


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (64,851,376)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Insurance


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 2,981,152


Aggregate Price:        84,856,559

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 2,981,152


Aggregate Price:        84,856,559


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      84,856,559


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (84,856,559)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Retailing


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 1,426,044


Aggregate Price:        34,725,859


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 19,027,874


Aggregate Price:        608,214,357

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 18,823,522


Aggregate Price:        601,757,660


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      601,757,660


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (601,757,660)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Home Finance


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 34,316,213


Aggregate Price:        1,333,411,069

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 34,316,213


Aggregate Price:        1,333,411,069


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      1,333,411,069


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (999,588,979)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    333,822,090


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      101,158.21


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Money Market


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 615,466,962


Aggregate Price:        604,398,407


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 7,065,803,496


Aggregate Price:        7,068,591,920

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 6,828,466,797


Aggregate Price:        6,828,466,797


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      6,828,466,797


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (6,828,466,797)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Industrial Materials


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 3,887,118


Aggregate Price:        106,662,531


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 4,359,634


Aggregate Price:        120,290,488

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 4,359,634


Aggregate Price:        120,290,488


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      120,290,488


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (120,290,488)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Technology


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 9,344,332


Aggregate Price:        511,539,488

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 9,344,332


Aggregate Price:        511,539,488


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      511,539,488


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (511,539,488)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Telecommunications


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 6,064,447


Aggregate Price:        259,054,650

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 6,064,447


Aggregate Price:        259,054,650


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      259,054,650


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (259,054,650)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Transportation


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 30,209


Aggregate Price:        672,749


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 81,593


Aggregate Price:        1,796,672


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 1,233,278


Aggregate Price:        27,870,848

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 1,233,278


Aggregate Price:        27,870,848


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      27,870,848


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (27,870,848)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Select Portfolios


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Select Utilities Growth


3.
Investment Company Act File Number:   811-3114


        Securities Act File Number:   2-69972


4.
Last day of fiscal year for which this notice is filed:       February 28, 1997


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 1,471,021


Aggregate Price:        53,200,769


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 542,335


Aggregate Price:        22,843,164


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 3,556,795


Aggregate Price:        152,135,552

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 3,556,795


Aggregate Price:        152,135,552


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      152,135,552


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (152,135,552)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/3300


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 28, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        April 29, 1997



* Please print the name and title of the signing officer below the signature.

